Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Related Party Transactions

18. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Hehui	Affiliate of Juzhou

During the years ended December 31, 2015, 2016 and 2017, significant related party transactions and balances were as follows:

a.Revenue from Related Parties

	Years Ended December 31
	2015	2016	2017	2017
	RMB	RMB	RMB	USD
One-time commissions
Hehui	—	1,402,126	—	—
Investees of affiliates of Juzhou, a subsidiary of a VIE of the Company	31,086,187	21,957,199	521,687	80,182
Investees of Juzhou, a subsidiary of a VIE of the Company	92,290,744	210,781,198	286,350,742	44,011,303
Investees of Jupeng, a subsidiary of a VIE of the Company	5,403,559	66,642,882	32,939,536	5,062,714
Investees of Mingdu, a subsidiary of a VIE of the Company	348,530	—	—	—
Investees of Yidezeng, a subsidiary of a VIE of the Company	17,412	4,501,647	22,342,579	3,433,992
Investees of Yidezhen, a subsidiary of a VIE of the Company	8,104,024	117,785,843	249,753,201	38,386,364
Investees of Baoyixuan, a subsidiary of the Company	—	—	10,489,031	1,612,135
Investees of Scepter Pacific Limited, a subsidiary of the Company	—	—	23,740	3,649
Investees of Yiju, a subsidiary of a VIE of the Company	30,662,750	—	125,015,362	19,214,509
Investees of Jupai Asset management Inc., a subsidiary of the Company	—	1,153,752	12,036,082	1,849,912
Investees of SINA, shareholder of the Company	—	599,344	429,483	66,010

Total one-time commissions	167,913,206	424,823,991	739,901,443	113,720,770
Recurring management fee
Investees of Juzhou, a subsidiary of a VIE of the Company	99,398,722	179,564,586	208,123,694	31,988,026
Investees of Jupeng, a subsidiary of a VIE of the Company	325,418	27,343,957	56,398,534	8,668,296
Investees of Mingdu, a subsidiary of a VIE of the Company	321,905	692,726	211,762	32,547
Investees of Yidezhen, a subsidiary of a VIE of the Company	9,303,710	47,243,982	92,030,820	14,144,878
Investees of Yidezeng, a subsidiary of a VIE of the Company	937,652	1,025,427	2,327,413	357,717
Investees of Yidexin, a subsidiary of a VIE of the Company	410,294	1,256,930	2,116,577	325,312
Investees of Yidezhao, a subsidiary of a VIE of the Company	5,200,452	—	—	—
Investees of Scepter Pacific Limited, a subsidiary of the Company	—	—	50,096	7,700
Investees of Jupai Asset management Inc. , a subsidiary of the Company	—	—	2,609,458	401,066
Investees of Yiju, a subsidiary of a VIE of the Company	28,273,230	4,352,852	1,177,178	180,929

Total recurring management fee	144,171,383	261,480,460	365,045,532	56,106,471
Recurring service fee
Investees of affiliates of Juzhou, a subsidiary of a VIE of the Company	23,723,991	4,563,907	—	—
Investees of affiliates of Yidezeng, a subsidiary of a VIE of the Company	445,433	1,498,763	1,273,160	195,681
Investees of affiliates of Yidezhen, a subsidiary of a VIE of the Company	—	943,396	5,620,782	863,898
Hehui	—	3,172,140	—	—
Investees of Juzhou, a subsidiary of a VIE of the Company	—	—	2,739,038	420,982
Investees of Mingdu, a subsidiary of a VIE of the Company	—	—	124,171	19,085
Investees of Yiju, a subsidiary of a VIE of the Company	—	—	324,245	49,836
Investees of SINA, shareholder of the Company	—	2,632,178	—	—

Total recurring service fee	24,169,424	12,810,384	10,081,396	1,549,482
Other Service Fee
Investees of Affiliates of Juzhou, a subsidiary of a VIE of the Company	—	12,295,283	—	—
Investees of Juzhou, a subsidiary of a VIE of the Company	—	—	50,795,471	7,807,121
Investees of Jupeng, a subsidiary of a VIE of the Company	—	4,720,562	9,616,091	1,477,966
Investees of Affiliates of Yidezhen, a subsidiary of a VIE of the Company	—	—	16,335,558	2,510,729
Investees of Affiliates of Yidexin, a subsidiary of a VIE of the Company	—	—	21,111,193	3,244,731
Investees of Yiju, a subsidiary of a VIE of the Company	—	—	19,899,025	3,058,424

Total other service fee	—	17,015,845	117,757,338	18,098,971

Total	336,254,013	716,130,680	1,232,785,709	189,475,694

b.Amounts due from Related Parties

As of December 31, 2016 and 2017, amounts due from related parties were comprised of the following:

	As of December 31,
	2016	2017	2017
	RMB	RMB	USD
Investees of Juzhou, a subsidiary of a VIE of the Company	71,175,380	36,564,195	5,619,813
Investees of Affiliates of Juzhou, a subsidiary of a VIE of the Company	27,218,833	—	—
Investees of Jupeng, a subsidiary of a VIE of the Company	17,963,726	34,507	5,304
Investees of Yidexin, a subsidiary of a VIE of the Company	—	1,535,000	235,925
Investees of Yidezhen, a subsidiary of a VIE of the Company	6,916,677	119,142,316	18,311,839
Investees of Yidezeng, a subsidiary of a VIE of the Company	391,028	580,000	89,144
Investees of Baoyixuan, a subsidiary of the Company	—	2,494,149	383,344
Investees of Yubo, a subsidiary of a VIE of the Company	1,194,149	—	—
Investees of Yiju, a subsidiary of a VIE of the Company	3,000,000	106,495,150	16,368,005
Investee of Juhui Financial Security Limited, a subsidiary of the Company	—	592,254	91,028
Investees of Jupai Asset management Inc., a subsidiary of the Company	2,158,430	1,322,488	203,263
Loan to non-controlling interests shareholder	3,542,260	—	—

Total amounts due from related parties	133,560,483	268,760,059	41,307,665

Other than the loan to non-controlling interests shareholder, the remaining amounts represent the service fee receivable as of December 31, 2016 and 2017.

c.Deferred Revenue from Related Parties

As of December 31, 2017, deferred revenue from related parties was comprised of the following:

	As of December 31,
	2016	2017	2017
	RMB	RMB	USD
Investee of Affiliates of Juzhou, a subsidiary of a VIE of the Company	8,868,968	615,467	94,596
Investees of Juzhou, a subsidiary of a VIE of the Company	91,461,706	113,129,754	17,387,724
Investees of Jupeng, a subsidiary of a VIE of the Company	82,377,760	62,360,537	9,584,639
Investees of Yidexin, a subsidiary of a VIE of the Company	—	6,037,655	927,971
Investees of Yidezhen, a subsidiary of a VIE of the Company	12,576,042	31,170,082	4,790,754
Investees of Yidezeng, a subsidiary of a VIE of the Company	1,273,008	1,318,623	202,669
Investees of Yiju, a subsidiary of a VIE of the Company	—	16,432,605	2,525,645
Investees of Jupai Asset management Inc., a subsidiary of the Company	—	3,399,382	522,475
Hehui	500,383	—	—

Total amounts due from related parties	197,057,867	234,464,105	36,036,473

The amounts represent recurring management fees and recurring service fees received from the investment funds managed or served by the Group in advance.

d.Amounts due to Related Parties

As of December 31, 2016 and 2017, amounts due to related party was as following:

	As of December 31,
	2016	2017	2017
	RMB	RMB	USD
Shanghai Kushuo Information Technology Co., Ltd	—	2,000,000	307,394
Investees of Yidezhen, a subsidiary of a VIE of the Company	606,900	—	—
Investees of E-capital, a subsidiary of the Company	—	25,142,250	3,864,293
Non-controlling interests shareholder	5,511,778	152,563	23,449

	6,118,678	27,294,813	4,195,136

The amounts as of December 31, 2016 mainly represent the operating expense paid by the non-controlling interest shareholder on behalf of the subsidiary, which was subsequently settled in 2017. The amounts as of December 31, 2017 mainly represent capital investments collected on behalf of an investee of E-capital.

e.Internal Used Software

The Group hired Shanghai CRIC, a wholly owned subsidiary of E-house, to develop IT system, which was in use in December 2016. The total service consideration of RMB16,698,113 was capitalized into intangible assets. Management estimate the useful life of the IT system to be 10 years.

In addition, the Company hired Shanghai Yunchuang, the successor of Shanghai CRIC, to upgrade Jupai Online Finance Platform. Up to December 31, 2017, Shanghai Yunchuang has completed 100% of the project and the Company recognized the total service consideration of RMB14,150,943 into intangible assets.